Offsets	Aug. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MSD Investment Corp.
Form or Filing Type	N-14
File Number	333-292307
Initial Filing Date	Dec. 19, 2025
Fee Offset Claimed	$ 55,240.00
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000.00
Termination / Withdrawal Statement	The debt securities to be offered under this registration statement on Form N-14 and accompanying prospectus represent unsold debt securities previously registered on the registration statement on Form N-14 (File No. 333-292307) (the "Prior Registration Statement") initially filed with the Securities and Exchange Commission on December 19, 2025 and declared effective on February 13, 2026. The maximum aggregate offering amount of unsold securities registered pursuant to the Prior Registration Statement (the "Unsold Securities") was $400,000,000.00. In connection with the registration of the securities under the Prior Registration Statement, the registrant paid a total registration fee of $124,290.00, of which $69,050.00 was applied to debt securities that were sold and the remaining $55,240.00 was with respect to the Unsold Securities and will be applied to the debt securities that will be offered pursuant to this prospectus. The registrant has terminated any offering under the Prior Registration Statement that included the unsold debt securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MSD Investment Corp.
Form or Filing Type	N-14
File Number	333-292307
Filing Date	Dec. 19, 2025
Fee Paid with Fee Offset Source	$ 124,290.00